Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Balance Sheet Date
43. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2022 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.